Combined and Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Feb. 16, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	14,687,500		13,250,000	[1]
Common stock, shares outstanding	14,687,500		13,250,000	[1]

[1]	The shares amounts are presented on a retroactive basis.